Premises and Equipment - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Property, Plant and Equipment [Line Items]
Depreciation and amortization	¥ 161,152	¥ 155,549	¥ 151,550
Premises and equipment under capital leases
Property, Plant and Equipment [Line Items]
Premises and equipment under capital leases	58,783	51,681
Premises and equipment under capital leases, accumulated depreciation and amortization	¥ 33,249	¥ 28,209